Schedule of Investments (unaudited)
June 30, 2024
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
ARI Fleet Lease Trust, Series 2024-A, Class A2, 5.30%, 11/15/32(a)	USD	1,454	$ 1,448,688
Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.16%, 10/15/35(a)		1,149	1,156,011
Enterprise Fleet Financing LLC
Series 2023-2, Class A2, 5.56%, 04/22/30(a)		1,981	1,980,851
Series 2024-1, Class A3, 5.16%, 09/20/30(a)		294	293,727
Series 2024-2, Class A3, 5.61%, 04/20/28(a)		8,007	8,071,675
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class A1, 4.92%, 05/15/28(a)		3,331	3,308,668
Series 2024-2, Class A, 5.24%, 04/15/31(a)		5,015	5,054,902
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1, 5.34%, 06/15/28(a)		1,805	1,807,223
Series 2023-2, Class A, 5.34%, 06/15/30(a)		617	622,175
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)		108	94,128
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 08/25/28(a)		794	798,634
PFS Financing Corp., Series 2024-D, Class A, 5.34%, 04/15/29(a)		4,901	4,914,765
Toyota Auto Loan Extended Note Trust, Series 2024-1A, Class A, 11/25/36(a)(b)		3,917	3,941,048
Total Asset-Backed Securities — 2.9% (Cost: $33,369,113)			33,492,495
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 8.7%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(a)		945	911,648
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 6.51%, 09/15/34(a)(c)		3,928	3,804,665
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.72%, 05/15/53(a)(c)		400	343,497
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 07/15/41(a)(b)(c)		2,220	2,214,449
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 04/14/33(a)		2,164	2,084,198
BANK
Series 2018-BN11, Class B, 4.49%, 03/15/61(c)		1,769	1,639,879
Series 2021-BN38, Class A5, 2.52%, 12/15/64		5,090	4,191,528
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.88%, 02/15/51(c)		1,000	936,977
BFLD Mortgage Trust, Series 2024-WRHS, Class A, (1-mo. CME Term SOFR + 1.49%), 08/15/26(a)(b)(c)		2,170	2,164,561
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 7.02%, 03/15/40(a)(c)		2,000	1,996,255
BSST Mortgage Trust, Series 2021-SSCP, Class A, (1-mo. CME Term SOFR + 0.86%), 6.19%, 04/15/36(a)(c)		1,099	1,085,416
BX Commercial Mortgage Trust
Series 2022-LP2, Class A, (1-mo. CME Term SOFR + 1.01%), 6.34%, 02/15/39(a)(c)		4,968	4,912,287
Series 2023-VLT3, Class A, (1-mo. CME Term SOFR + 1.94%), 7.27%, 11/15/28(a)(c)		1,060	1,052,060
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 7.09%, 12/09/40(a)(c)		3,072	3,073,913
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 6.77%, 02/15/39(a)(c)	USD	2,670	$ 2,660,799
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 6.77%, 02/15/39(a)(c)		2,462	2,453,928
BX Trust
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(c)		1,489	1,316,557
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 6.24%, 02/15/36(a)(c)		217	214,890
Series 2022-GPA, Class A, (1-mo. CME Term SOFR + 2.17%), 7.49%, 08/15/39(a)(c)		1,038	1,037,983
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 7.42%, 03/15/41(a)(c)		1,530	1,528,087
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 7.95%, 09/15/38(a)(c)		2,995	3,009,493
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		1,254	1,068,310
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.02%, 10/12/40(a)(c)		1,370	1,371,473
Commercial Mortgage Trust
Series 2015-CR27, Class B, 4.49%, 10/10/48(c)		2,917	2,743,338
Series 2015-LC23, Class ASB, 3.60%, 10/10/48		1,004	991,811
Series 2017-COR2, Class AM, 3.80%, 09/10/50		404	369,027
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 06/15/41(a)(b)(c)		1,750	1,744,170
Credit Suisse Mortgage Capital Trust, Series 2020-NET, Class C, 3.53%, 08/15/37(a)		266	248,488
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		763	789,578
Grace Mortgage Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40(a)		900	726,981
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		910	893,802
Series 2005-ROCK, Class F, 5.52%, 05/03/32(a)		706	675,750
GS Mortgage Securities Trust
Series 2014-GC24, Class A5, 3.93%, 09/10/47		3,632	3,617,715
Series 2021-ROSS, Class A, (1-mo. CME Term SOFR + 1.26%), 6.74%, 05/15/26(a)(c)		730	678,616
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.52%, 08/15/39(a)(c)		3,060	3,061,912
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 7.42%, 03/15/28(a)(c)		1,100	1,101,375
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 7.02%, 05/15/41(a)(c)		1,570	1,569,019
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 07/10/39(a)(c)		669	561,870
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class ASB, 3.66%, 09/15/47		113	113,196
Series 2015-C28, Class A4, 3.23%, 10/15/48		4,058	3,981,378
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, 2.95%, 09/06/38(a)(c)		1,790	1,678,862
Series 2020-609M, Class A, (1-mo. CME Term SOFR + 1.73%), 7.06%, 10/15/33(a)(c)		2,000	1,910,345
Series 2020-609M, Class D, (1-mo. CME Term SOFR + 3.13%), 8.46%, 10/15/33(a)(c)		600	466,602
Series 2021-2NU, Class A, 1.97%, 01/05/40(a)		1,210	1,023,178
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.51%, 09/15/39(a)(c)		210	210,197
KSL Commercial Mortgage Trust, Series 2023-HT, Class A, (1-mo. CME Term SOFR + 2.29%), 7.62%, 12/15/36(a)(c)		1,920	1,924,800

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49(a)	USD	459	$ 447,170
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 8.02%, 08/15/40(a)(c)		880	884,186
Med Trust, Series 2021-MDLN, Class A, (1-mo. CME Term SOFR + 1.06%), 6.39%, 11/15/38(a)(c)		2,888	2,881,825
MF1, Series 2021-W10, Class B, (1-mo. CME Term SOFR + 1.37%), 6.70%, 12/15/34(a)(c)		640	630,032
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49		1,343	1,312,589
Series 2018-H3, Class B, 4.62%, 07/15/51(c)		740	697,330
Series 2018-MP, Class A, 4.42%, 07/11/40(a)(c)		1,000	876,153
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 8.42%, 10/15/28(a)(c)		497	502,161
ORL Trust, Series 2023-GLKS, Class A, (1-mo. CME Term SOFR + 2.35%), 7.68%, 10/19/36(a)(c)		1,963	1,966,525
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.52%, 05/15/37(a)(c)		1,250	1,256,250
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class ASB, 3.57%, 09/15/58		796	785,778
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57		1,139	1,119,309
Series 2015-P2, Class AS, 4.01%, 12/15/48		1,605	1,552,443
Series 2017-C41, Class B, 4.19%, 11/15/50(c)		1,304	1,160,669
Series 2018-AUS, Class A, 4.19%, 08/17/36(a)(c)		2,417	2,264,398
Series 2021-FCMT, Class A, (1-mo. CME Term SOFR + 1.31%), 6.64%, 05/15/31(a)(c)		3,516	3,426,064
Series 2024-1CHI, Class A, 5.31%, 07/15/35(a)(c)		1,090	1,069,308
			98,987,053
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class XA, 1.06%, 05/15/53(a)(c)		1,558	65,370
BANK
Series 2020-BN29, Class XA, 1.43%, 11/15/53(c)		4,213	267,903
Series 2021-BN33, Class XA, 1.16%, 05/15/64(c)		15,759	768,318
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.72%, 10/15/53(c)		15,355	940,286
Series 2020-B21, Class XA, 1.55%, 12/17/53(c)		3,830	248,171
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.95%, 06/15/56(c)		8,797	438,556
Commercial Mortgage Trust, Series 2014-LC17, Class XA, 0.77%, 10/10/47(c)		30,589	1,471
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.70%, 06/15/52(c)		12,753	745,849
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.58%, 10/15/52(c)		9,761	570,985
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class XA, 0.87%, 05/15/51(c)		8,065	177,864
Series 2020-C58, Class XA, 1.92%, 07/15/53(c)		4,444	368,807
			4,593,580
Total Non-Agency Mortgage-Backed Securities — 9.1% (Cost: $108,764,921)			103,580,633
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 3.1%
Fannie Mae
Series 2011-8, Class ZA, 4.00%, 02/25/41		560	525,500
Series 2013-81, Class YK, 4.00%, 08/25/43		200	179,353
Series 2017-100, Class ZJ, 3.50%, 12/25/47		3,059	2,645,886
Series 2017-76, Class PB, 3.00%, 10/25/57		900	654,842
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae
Series 2018-32, Class PS, (SOFR (30-day) + 7.10%), 0.88%, 05/25/48(c)	USD	1,939	$ 1,620,397
Series 2018-76, Class ZL, 4.00%, 10/25/58		4,655	4,071,696
Series 2022-25, Class KL, 4.00%, 05/25/52		1,500	1,301,150
Series 2023-46, Class FA, (SOFR (30-day) + 1.30%), 6.64%, 10/25/53(c)		5,577	5,575,478
Series 2023-56, Class FA, (SOFR (30-day) + 1.40%), 6.74%, 11/25/53(c)		1,153	1,159,573
Series 2024-48, Class FC, (SOFR (30-day) + 1.10%), 07/25/54(b)(c)		3,157	3,145,598
Freddie Mac
Series 3745, Class ZA, 4.00%, 10/15/40		326	302,521
Series 3780, Class ZA, 4.00%, 12/15/40		1,292	1,218,038
Series 3960, Class PL, 4.00%, 11/15/41		855	823,442
Series 4161, Class BW, 2.50%, 02/15/43		1,400	1,178,951
Series 4355, Class ZL, 4.00%, 06/15/44		2,400	2,161,365
Series 4384, Class LB, 3.50%, 08/15/43		933	883,313
Series 4758, Class Z, 4.00%, 02/15/48		1,705	1,561,224
Series 4988, Class AK, 1.00%, 07/25/50		1,983	1,522,841
Series 5002, Class TJ, 2.00%, 07/25/50		1,953	1,587,674
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57(c)		1,195	1,124,987
Series 2018-4, Class MA, 3.50%, 03/25/58		1,321	1,231,244
Ginnie Mae
Series 2014-107, Class WX, 6.62%, 07/20/39(c)		270	275,310
Series 2016-123, Class LM, 3.00%, 09/20/46		600	482,306
			35,232,689
Commercial Mortgage-Backed Securities — 1.4%
Freddie Mac
Series K082, Class A2, 3.92%, 09/25/28(c)		2,400	2,316,946
Series K139, Class A2, 2.59%, 01/25/32(c)		12,000	10,352,962
Series K154, Class A2, 3.42%, 04/25/32		3,500	3,281,205
			15,951,113
Interest Only Collateralized Mortgage Obligations — 1.0%
Fannie Mae
Series 2013-10, Class PI, 3.00%, 02/25/43		925	105,314
Series 2014-68, Class YI, 4.50%, 11/25/44		421	82,348
Series 2015-66, Class AS, (SOFR (30-day) + 6.14%), 0.80%, 09/25/45(c)		2,194	151,980
Series 2016-60, Class SD, (SOFR (30-day) + 5.99%), 0.65%, 09/25/46(c)		1,018	59,495
Series 2016-78, Class CS, (SOFR (30-day) + 5.99%), 0.65%, 05/25/39(c)		1,285	77,995
Series 2017-68, Class IE, 4.50%, 09/25/47		1,559	272,004
Series 2020-32, Class IO, 4.00%, 05/25/50		1,704	349,310
Series 2020-32, Class PI, 4.00%, 05/25/50		1,769	371,090
Series 2021-23, Class CI, 3.50%, 07/25/46		2,328	428,309
Series 2021-41, Class IO, 3.50%, 07/25/51		4,440	816,806
Series 2021-88, Class IO, 2.50%, 12/25/51		2,037	278,571
Series 2024-7, Class IA, 3.50%, 11/25/49		5,584	688,272
Series 427, Class C71, 3.00%, 10/25/49		2,145	352,032
Freddie Mac
Series 4062, Class GI, 4.00%, 02/15/41		149	5,030
Series 4119, Class SC, (SOFR (30-day) + 6.04%), 0.70%, 10/15/42(c)		2,092	204,127
Series 4901, Class CS, (SOFR (30-day) + 5.99%), 0.65%, 07/25/49(c)		1,707	145,056
Series 4941, Class SH, (SOFR (30-day) + 5.84%), 0.50%, 12/25/49(c)		3,646	326,718
Series 5109, Class ID, 2.50%, 05/25/51		1,852	272,425
Series 5112, Class KI, 3.50%, 06/25/51		1,420	263,254

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 5127, Class AI, 3.00%, 06/25/51	USD	745	$ 124,721
Series 5159, Class PI, 3.00%, 11/25/51		3,949	569,357
Ginnie Mae
Series 2017-101, Class SL, (1-mo. CME Term SOFR + 6.09%), 0.75%, 07/20/47(c)		1,428	154,911
Series 2020-115, Class IM, 3.50%, 08/20/50		2,178	403,818
Series 2020-146, Class DI, 2.50%, 10/20/50		2,958	385,577
Series 2020-175, Class DI, 2.50%, 11/20/50		1,025	139,771
Series 2020-185, Class MI, 2.50%, 12/20/50		3,673	520,853
Series 2021-104, Class IH, 3.00%, 06/20/51		4,325	687,301
Series 2021-149, Class KI, 3.00%, 08/20/51		8,423	1,340,981
Series 2022-5, Class LI, 3.50%, 01/20/52		11,011	2,004,391
			11,581,817
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K110, Class X1, 1.81%, 04/25/30(c)		1,193	90,444
Series K116, Class X1, 1.53%, 07/25/30(c)		2,072	137,586
Series K119, Class X1, 1.02%, 09/25/30(c)		3,288	149,269
Series K122, Class X1, 0.97%, 11/25/30(c)		5,026	218,619
Ginnie Mae
Series 2016-151, Class IO, 0.89%, 06/16/58(c)		16,768	715,325
Series 2017-61, Class IO, 0.70%, 05/16/59(c)		968	35,206
			1,346,449
Mortgage-Backed Securities — 106.4%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 06/01/51		41,925	33,754,252
2.00%, 10/01/31 - 03/01/52		142,610	115,120,189
2.50%, 09/01/27 - 02/01/52		92,385	78,177,947
3.00%, 04/01/28 - 06/01/52		42,969	37,873,748
3.50%, 03/01/29 - 04/01/52		33,273	30,339,434
4.00%, 02/01/31 - 05/01/52		35,014	32,583,132
4.50%, 07/01/25 - 10/01/52		34,119	32,471,052
5.00%, 02/01/35 - 10/01/53		21,153	20,606,536
5.50%, 05/01/34 - 06/01/53		13,537	13,424,189
5.81%, 06/01/31		3,574	3,637,813
6.00%, 02/01/38 - 03/01/54		20,593	20,760,001
6.50%, 07/01/37 - 02/01/54		12,411	12,700,717
7.00%, 01/01/54		272	281,768
7.50%, 12/01/53 - 01/01/54		533	555,831
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 10/01/51		10,227	8,156,912
2.00%, 01/01/36 - 02/01/52		118,649	95,424,331
2.50%, 02/01/30 - 04/01/52		71,773	59,846,680
3.00%, 09/01/27 - 08/01/52		48,094	41,934,596
3.50%, 02/01/31 - 06/01/50		20,652	18,747,923
4.00%, 08/01/40 - 06/01/52		20,937	19,585,094
4.50%, 07/01/26 - 08/01/52		6,714	6,370,194
5.00%, 05/01/28 - 11/01/53		30,628	29,688,027
5.50%, 01/01/28 - 08/01/53		15,583	15,411,638
6.00%, 08/01/28 - 11/01/53		14,162	14,259,516
6.50%, 10/01/53 - 04/01/54		5,982	6,131,995
7.00%, 01/01/54		187	192,293
7.50%, 12/01/53 - 01/01/54		269	279,821
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 07/15/54(d)		47,696	38,633,314
2.50%, 04/20/51 - 07/15/54(d)		51,824	43,568,051
3.00%, 12/20/44 - 07/15/54(d)		36,370	31,718,971
3.50%, 01/15/42 - 07/15/54(d)		31,353	28,207,120
4.00%, 04/20/39 - 07/15/54(d)		61,469	56,924,152
4.50%, 09/20/39 - 07/15/54(d)		11,599	11,102,842
5.00%, 07/15/33 - 07/15/54(d)		18,087	17,628,401
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
5.50%, 07/15/38 - 07/15/54(d)	USD	17,669	$ 17,538,939
6.00%, 03/20/53 - 07/15/54(d)		8,660	8,696,246
6.50%, 07/15/54(d)		10,116	10,260,140
Uniform Mortgage-Backed Securities
1.50%, 07/01/39 - 07/01/54(d)		5,628	4,500,220
2.00%, 07/01/39 - 07/01/54(d)		5,804	5,056,787
2.50%, 07/01/39 - 07/01/54(d)		5,116	4,179,712
3.00%, 07/01/39 - 07/01/54(d)		36,955	31,526,477
3.50%, 07/01/39 - 07/01/54(d)		158,466	140,254,191
4.00%, 07/01/39 - 07/01/54(d)		1,457	1,377,745
4.50%, 07/01/39 - 07/01/54(d)		4,215	4,105,400
5.00%, 07/01/54(d)		581	561,482
5.50%, 07/01/54(d)		2,431	2,397,479
6.00%, 07/01/54(d)		2,989	2,997,290
6.50%, 07/01/54(d)		9,075	9,236,143
			1,218,786,731
Principal Only Collateralized Mortgage Obligations — 1.1%
Fannie Mae
Series 2023-36, Class AO, 0.00%, 08/25/50(e)		3,748	2,632,292
Series 2024-16, Class PO, 0.00%, 03/25/51(e)		1,654	1,189,470
Freddie Mac
Series 5319, Class PO, 0.00%, 08/25/50(e)		7,151	4,881,011
Series 5341, Class AO, 0.00%, 06/25/50(e)		4,249	2,972,205
Ginnie Mae, Series 2022-195, Class PO, 0.00%, 11/20/52(e)		597	485,041
			12,160,019
Total U.S. Government Sponsored Agency Securities — 113.1% (Cost: $1,381,758,053)			1,295,058,818
Total Long-Term Investments — 125.1% (Cost: $1,523,892,087)			1,432,131,946
Shares
Short-Term Securities
Money Market Funds — 0.7%
Dreyfus Treasury Securities Cash Management, Institutional Class, 5.18%(f)	7,890,150	7,890,150
		Par (000)
U.S. Treasury Obligations(g) — 0.9%
U.S. Treasury Bills
5.31%, 08/13/24	USD	4,206	4,179,667
5.23%, 09/26/24		6,735	6,649,956
Total U.S. Treasury Obligations — 0.9% (Cost: $10,830,627)			10,829,623
Total Short-Term Securities — 1.6% (Cost: $18,720,777)			18,719,773
Total Investments Before TBA Sale Commitments — 126.7% (Cost: $1,542,612,864)			1,450,851,719
TBA Sale Commitments(d)
Mortgage-Backed Securities — (17.5)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 07/15/54		(6,876)	(5,563,894)
2.50%, 07/15/54		(340)	(285,773)
3.00%, 07/15/54		(333)	(290,100)
3.50%, 07/15/54		(352)	(316,030)

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
4.00%, 07/15/54	USD	(33,005)	$ (30,497,394)
4.50%, 07/15/54		(903)	(858,409)
5.00%, 07/15/54		(204)	(198,626)
5.50%, 07/15/54		(4,895)	(4,856,326)
6.00%, 07/15/54		(157)	(157,652)
6.50%, 07/15/54		(227)	(230,234)
Uniform Mortgage-Backed Securities
1.50%, 07/01/39 - 07/01/54		(345)	(278,526)
2.00%, 07/01/39 - 07/01/54		(2,103)	(1,671,655)
2.50%, 07/01/39 - 07/01/54		(17,647)	(15,863,875)
3.00%, 07/01/39 - 07/01/54		(417)	(357,284)
3.50%, 07/01/39 - 07/01/54		(46,267)	(40,947,081)
4.00%, 07/01/39 - 07/01/54		(5,433)	(4,972,095)
4.50%, 07/01/39 - 07/01/54		(5,773)	(5,444,531)
5.00%, 07/01/54		(49,776)	(48,104,121)
5.50%, 07/01/54		(33,896)	(33,428,606)
6.00%, 07/01/54		(4,216)	(4,227,392)
6.50%, 07/01/54		(328)	(333,817)
7.00%, 07/01/54		(1,330)	(1,367,771)
Total TBA Sale Commitments — (17.5)% (Proceeds: $(200,772,488))			(200,251,192)
Total Investments Net of TBA Sale Commitments — 109.2% (Cost: $1,341,840,376)			1,250,600,527
Liabilities in Excess of Other Assets — (9.2)%			(105,457,639)
Net Assets — 100.0%			$ 1,145,142,888
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	When-issued security.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Represents or includes a TBA transaction.
(e)	Zero-coupon bond.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (5 Year)	711	09/30/24	$ 75,777	$ 400,365
Short Contracts
3-month SOFR	8	09/17/24	1,893	1,937
U.S. Treasury Bonds (30 Year)	139	09/19/24	16,445	180,442
U.S. Treasury Notes (10 Year)	57	09/19/24	6,269	(30,362)
U.S. Ultra Treasury Bonds	31	09/19/24	3,886	(38,783)
U.S. Ultra Treasury Notes (10 Year)	304	09/19/24	34,514	(188,874)
U.S. Treasury Notes (2 Year)	155	09/30/24	31,654	24,676
3-month SOFR	9	12/17/24	2,134	21,533
				(29,431)
				$ 370,934

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series M Portfolio
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.18%	Quarterly	1-day Overnight Fed Funds Effective Rate, 5.33%	Quarterly	10/21/25	USD	232	$ 15,925	$ —	$ 15,925
1-day SOFR, 5.33%	Quarterly	0.17%	Quarterly	10/21/25	USD	232	(16,008)	—	(16,008)
0.56%	Quarterly	1-day Overnight Fed Funds Effective Rate, 5.33%	Quarterly	10/21/30	USD	83	16,393	—	16,393
1-day SOFR, 5.33%	Quarterly	0.53%	Quarterly	10/21/30	USD	83	(16,756)	—	(16,756)
							$ (446)	$ —	$ (446)
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	USD	3,976	$ 754,620	$ 169,907	$ 584,713
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	USD	4,174	792,351	187,141	605,210
							$ 1,546,971	$ 357,048	$ 1,189,923
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	BBB-	USD	4,398	$ (834,700)	$ (285,710)	$ (548,990)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	3,753	(712,271)	(245,696)	(466,575)
								$ (1,546,971)	$ (531,406)	$ (1,015,565)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series M Portfolio
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 33,492,495	$ —	$ 33,492,495
Non-Agency Mortgage-Backed Securities	—	103,580,633	—	103,580,633
U.S. Government Sponsored Agency Securities	—	1,295,058,818	—	1,295,058,818
Short-Term Securities
Money Market Funds	7,890,150	—	—	7,890,150
U.S. Treasury Obligations	—	10,829,623	—	10,829,623
Liabilities
TBA Sale Commitments	—	(200,251,192)	—	(200,251,192)
	$ 7,890,150	$ 1,242,710,377	$ —	$ 1,250,600,527
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 1,189,923	$ —	$ 1,189,923
Interest Rate Contracts	628,953	32,318	—	661,271
Liabilities
Credit Contracts	—	(1,015,565)	—	(1,015,565)
Interest Rate Contracts	(258,019)	(32,764)	—	(290,783)
	$ 370,934	$ 173,912	$ —	$ 544,846
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
IO	Interest Only
OTC	Over-the-Counter
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced